DISCONTINUED OPERATIONS	3 Months Ended
Aug. 31, 2017
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS

On June 28, 2017, the Company discontinued operations of its office products sales and distribution segment. Depreciation expense as it appears on the Condensed Statement of Cash Flows for the three months ended August 31, 2017 and 2016 was $76 and $227, respectively. Depreciation on the condensed statement of operations for the three months ended August 31, 2017 are recorded as Gain (Loss) from Discontinued Operations.

The condensed statement of operations was restated to reflect the reclassification of the discontinued operations.

HYPEGEN INC
(FORMERLY MEGA BRIDGE INC.)
STATEMENTS OF DISCONTINUED OPERATIONS

	For the three months ended
	August 31, 2017	August 31, 2016
Discontinued Operations:
Revenue	$—	$42,300
Cost of Goods Sold:
Product Purchases	—	24,173
Gross Profit	—	18,127

Operating Expenses:
General and administrative	—	750
Product development	—	—
Depreciation	76	227
Total operating expense	76	977
Loss from discontinued operations	76	(17,150)

On May 25, 2015 the Company purchased a small office located at 5 Garbary in Gdansk Poland. The purchase price was $13,653. The Company utilized this space as its primary office for the former discontinued operations. Assets from discontinued operations are reflected net of accumulated depreciation.

	August 31, 2017	May 31, 2017

Assets of discontinued operations	$11,681	$11,757

Liabilities of discontinued operations	—	—